SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Selected Statements of Operations Data

		Year ended December 31,
		2013	2012	2011
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	$42	$21	$15
	Interest on long-term loans to affiliate	21	67	-
	Foreign currency transaction adjustments	922	138	-
	Other		-	14

		985	226	29
	Expenses:
	Bank charges and interest expenses	1,335	1,631	1,620
	Foreign currency transaction adjustments	652	171	93
	Interest on long-term loans to others	39	24	64
	Interest on debenture	-	-	31
	Other	36	28	-

		2,062	1,854	1,808

		$1,077	$1,628	$1,779

b.	Other expenses (income), net:

	Capital loss (gain)	$-	$5	$(33)
	Profit raise from gaining control in subsidiary previously account for by the equity method	(3,299)	-	-
	Loss from sale of subsidiaries	-	-	110

		$(3,299)	$5	$77